JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 0.1%
AngloGold Ashanti Ltd.	17,774	394,222
Rio Tinto plc	9,313	615,569
		1,009,791
Brazil — 6.1%
Ambev SA	727,934	2,279,821
Arcos Dorados Holdings, Inc., Class A	82,344	930,487
Atacadao SA	531,645	1,518,905
B3 SA - Brasil Bolsa Balcao	1,567,763	4,946,555
Banco Bradesco SA (Preference)	495,950	1,746,247
Banco BTG Pactual SA	100,020	717,881
Banco do Brasil SA	379,348	3,869,089
BB Seguridade Participacoes SA	189,044	1,244,902
Centrais Eletricas Brasileiras SA (Preference)	92,456	854,222
Cia Energetica de Minas Gerais (Preference)	274,254	735,984
Gerdau SA (Preference)	123,078	762,088
Itau Unibanco Holding SA (Preference)	875,299	5,297,607
Itausa SA (Preference)	717,876	1,490,783
Localiza Rent a Car SA	231,548	3,289,047
Lojas Renner SA	743,510	2,943,380
MercadoLibre, Inc. *	4,679	5,792,836
Natura & Co. Holding SA *	112,535	433,124
NU Holdings Ltd., Class A *	88,448	704,046
Petroleo Brasileiro SA, ADR	553,103	8,119,552
Porto Seguro SA	136,908	830,640
Raia Drogasil SA	641,732	3,949,120
Rumo SA	122,359	601,606
SLC Agricola SA	52,053	479,609
Suzano SA	35,671	362,688
Telefonica Brasil SA	46,360	414,605
TIM SA	198,068	598,550
TOTVS SA	51,134	319,753
Transmissora Alianca de Energia Eletrica S/A	111,294	851,754
Vale SA, ADR	294,033	4,301,703
Vibra Energia SA *	105,654	381,840
WEG SA	450,872	3,807,205
		64,575,629
Canada — 0.0% ^
B2Gold Corp.	118,077	409,215
Chile — 0.5%
Banco de Chile	3,345,871	372,497
Banco Santander Chile	71,287,846	3,805,950
Cencosud SA	241,954	519,990
		4,698,437
China — 29.8%
3SBio, Inc. (a)	339,962	327,501
Aier Eye Hospital Group Co. Ltd., Class A	361,533	1,020,080

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Airtac International Group	79,562	2,366,401
Alibaba Group Holding Ltd. *	1,952,486	24,951,572
Angel Yeast Co. Ltd., Class A	212,309	1,101,998
Anhui Heli Co. Ltd., Class A	118,700	361,113
Anjoy Foods Group Co. Ltd., Class A	81,800	1,769,069
ANTA Sports Products Ltd.	164,790	1,952,912
Asymchem Laboratories Tianjin Co. Ltd., Class H (a)	44,900	573,342
Baidu, Inc., Class A *	163,150	3,189,711
Bank of Jiangsu Co. Ltd., Class A	517,500	523,437
Baoshan Iron & Steel Co. Ltd., Class A	645,400	580,333
Beijing Kingsoft Office Software, Inc., Class A	32,359	1,841,343
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	184,100	796,002
BOE Technology Group Co. Ltd., Class A	1,331,000	788,572
Budweiser Brewing Co. APAC Ltd. (a)	1,126,028	2,746,515
Chacha Food Co. Ltd., Class A	146,300	840,462
China CITIC Bank Corp. Ltd., Class H	850,000	411,056
China Construction Bank Corp., Class H	7,573,000	4,413,988
China Life Insurance Co. Ltd., Class H	223,000	391,501
China Merchants Bank Co. Ltd., Class H	1,702,500	8,466,075
China Overseas Land & Investment Ltd.	1,091,500	2,589,223
China Pacific Insurance Group Co. Ltd., Class H	1,252,800	3,377,451
China Petroleum & Chemical Corp., Class H	3,796,000	2,125,899
China Railway Group Ltd., Class H	1,835,000	1,206,441
China Resources Gas Group Ltd.	649,200	2,248,981
China Resources Land Ltd.	534,000	2,491,767
China Resources Mixc Lifestyle Services Ltd. (a)	593,482	2,872,288
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	127,200	891,767
China United Network Communications Ltd., Class A	516,300	373,558
China Vanke Co. Ltd., Class H	459,700	651,556
China Yangtze Power Co. Ltd., Class A	867,900	2,608,652
Chongqing Brewery Co. Ltd., Class A	188,900	2,404,281
CITIC Securities Co. Ltd., Class H	666,500	1,435,596
CMOC Group Ltd., Class H	651,000	435,642
CRRC Corp. Ltd., Class H	1,425,000	786,470
DaShenLin Pharmaceutical Group Co. Ltd., Class A	113,712	442,999
Dongfang Electric Corp. Ltd., Class H	206,400	276,404
ENN Energy Holdings Ltd.	218,500	2,655,824
ENN Natural Gas Co. Ltd., Class A	213,400	549,354
Fangda Special Steel Technology Co. Ltd., Class A *	615,900	436,145
Flat Glass Group Co. Ltd., Class H	275,000	823,150
Focus Media Information Technology Co. Ltd., Class A	2,028,600	2,117,480
Foshan Haitian Flavouring & Food Co. Ltd., Class A	383,530	2,490,641
Foxconn Industrial Internet Co. Ltd., Class A	229,200	717,740
Fuyao Glass Industry Group Co. Ltd., Class H (a)	986,400	4,395,615
GF Securities Co. Ltd., Class H	358,800	574,090
Guangdong Investment Ltd.	1,066,000	922,855
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	67,700	683,113
H World Group Ltd. *	648,786	3,106,008

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Haier Smart Home Co. Ltd., Class H	2,712,400	8,919,703
Hangzhou First Applied Material Co. Ltd., Class A	100,960	494,791
Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	60,200	391,373
Han's Laser Technology Industry Group Co. Ltd., Class A	166,069	570,062
Hefei Meiya Optoelectronic Technology, Inc., Class A	737,721	2,726,148
Hongfa Technology Co. Ltd., Class A	224,000	1,088,963
Huayu Automotive Systems Co. Ltd., Class A	588,946	1,628,369
Imeik Technology Development Co. Ltd., Class A	11,900	793,601
Industrial & Commercial Bank of China Ltd., Class H	535,000	261,255
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	952,613	3,826,079
JA Solar Technology Co. Ltd., Class A	146,900	684,195
Jason Furniture Hangzhou Co. Ltd., Class A *	114,236	725,102
JD Health International, Inc. * (a)	279,820	2,045,568
JD.com, Inc., Class A	482,852	9,996,769
Jiangsu Hengli Hydraulic Co. Ltd., Class A	166,800	1,675,298
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	75,600	357,510
Jiangxi Copper Co. Ltd., Class H	136,000	228,474
Kanzhun Ltd., ADR *	106,590	1,991,101
KE Holdings, Inc., Class A *	134,268	788,160
Kingdee International Software Group Co. Ltd. *	1,076,000	1,887,373
Kunlun Energy Co. Ltd.	2,082,000	1,703,689
Kweichow Moutai Co. Ltd., Class A	23,800	6,281,399
Laobaixing Pharmacy Chain JSC, Class A	84,200	335,675
Lenovo Group Ltd.	212,000	244,052
Livzon Pharmaceutical Group, Inc., Class H	161,000	551,606
LONGi Green Energy Technology Co. Ltd., Class A	293,596	1,230,153
Luzhou Laojiao Co. Ltd., Class A	49,100	1,659,685
Meituan * (a)	623,928	11,910,860
Midea Group Co. Ltd., Class A	454,212	3,775,035
Minth Group Ltd.	118,000	377,723
Montage Technology Co. Ltd., Class A	80,939	656,227
NARI Technology Co. Ltd., Class A	579,348	1,972,944
NetEase, Inc.	686,048	14,942,355
New Horizon Health Ltd. * (a)	165,196	564,608
Ningbo Tuopu Group Co. Ltd., Class A	55,000	566,206
Offshore Oil Engineering Co. Ltd., Class A	369,600	324,258
Oppein Home Group, Inc., Class A	58,584	882,554
PDD Holdings, Inc., ADR *	53,007	4,761,089
PetroChina Co. Ltd., Class H	2,614,000	1,916,682
PICC Property & Casualty Co. Ltd., Class H	1,600,000	1,876,679
Ping An Bank Co. Ltd., Class A	1,093,256	1,887,995
Ping An Insurance Group Co. of China Ltd., Class H	1,589,500	11,582,277
Poly Developments and Holdings Group Co. Ltd., Class A	459,600	916,993
Postal Savings Bank of China Co. Ltd., Class H (a)	878,000	541,285
Qingdao Haier Biomedical Co. Ltd., Class A	53,150	355,068
Sanquan Food Co. Ltd., Class A	141,300	326,081
Shanghai Baosight Software Co. Ltd., Class A	290,651	1,955,558
Shenzhen Inovance Technology Co. Ltd., Class A	72,000	716,204

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	27,200	1,128,699
Shenzhou International Group Holdings Ltd.	241,800	2,566,663
Sichuan Road and Bridge Group Co. Ltd., Class A	255,400	353,352
Sichuan Swellfun Co. Ltd., Class A *	275,500	2,910,789
Silergy Corp.	197,414	2,088,123
Sinopharm Group Co. Ltd., Class H	163,600	515,208
Sinotrans Ltd., Class H	975,000	392,284
Skshu Paint Co. Ltd., Class A *	216,856	2,489,113
Sunny Optical Technology Group Co. Ltd.	53,688	526,361
Suzhou Maxwell Technologies Co. Ltd., Class A	24,176	623,196
Tencent Holdings Ltd.	799,000	36,722,961
Tingyi Cayman Islands Holding Corp.	1,604,000	2,477,042
Topsports International Holdings Ltd. (a)	1,614,652	1,492,535
Trip.com Group Ltd. *	106,518	4,350,496
Tsingtao Brewery Co. Ltd.	38,000	341,709
Vipshop Holdings Ltd., ADR *	27,119	510,651
Wanhua Chemical Group Co. Ltd., Class A	203,200	2,785,340
Warom Technology, Inc. Co., Class A	95,900	335,167
Wuliangye Yibin Co. Ltd., Class A	148,000	3,759,069
WuXi AppTec Co. Ltd., Class H (a)	36,700	349,106
Wuxi Biologics Cayman, Inc. * (a)	806,318	4,653,100
Xinyi Glass Holdings Ltd.	1,114,000	1,853,804
Xinyi Solar Holdings Ltd.	1,039,496	1,128,733
XPeng, Inc., Class A *	45,900	489,612
Yifeng Pharmacy Chain Co. Ltd., Class A	110,680	589,055
Yihai International Holding Ltd.	112,814	259,895
Yum China Holdings, Inc.	112,418	6,859,746
Yutong Bus Co. Ltd., Class A	191,100	371,718
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	104,400	903,412
Zhejiang Supcon Technology Co. Ltd., Class A	136,975	1,038,112
Zhejiang Supor Co. Ltd., Class A	404,373	2,831,904
Zhejiang Weixing New Building Materials Co. Ltd., Class A	114,700	348,346
Zhuhai Huafa Properties Co. Ltd., Class A	258,200	398,187
Zhuzhou CRRC Times Electric Co. Ltd., Class H	248,000	988,673
Zijin Mining Group Co. Ltd., Class H	1,004,000	1,734,033
ZJLD Group, Inc. * (b)	357,791	434,915
ZTO Express Cayman, Inc.	84,006	2,326,779
		315,926,695
Czech Republic — 0.0% ^
Komercni Banka A/S	12,631	413,668
Ghana — 0.1%
Kosmos Energy Ltd. *	90,632	643,487
Greece — 0.5%
Alpha Services and Holdings SA *	260,571	469,265
Hellenic Telecommunications Organization SA	52,743	832,388
JUMBO SA	18,950	565,476
Motor Oil Hellas Corinth Refineries SA	13,795	348,633

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Mytilineos SA	14,054	584,868
National Bank of Greece SA *	89,682	617,614
OPAP SA	52,477	922,942
Piraeus Financial Holdings SA *	124,351	471,006
		4,812,192
Hong Kong — 1.3%
AIA Group Ltd.	486,800	4,870,308
ASMPT Ltd.	44,500	434,058
Hang Seng Bank Ltd.	80,200	1,225,902
Hong Kong Exchanges & Clearing Ltd.	102,100	4,304,743
Prudential plc	15,615	216,835
Techtronic Industries Co. Ltd.	264,500	3,004,866
		14,056,712
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	58,652	463,040
OTP Bank Nyrt.	61,318	2,229,899
Richter Gedeon Nyrt.	22,443	566,138
		3,259,077
India — 13.3%
Aarti Industries Ltd.	40,227	228,873
Aarti Pharmalabs Ltd.	10,426	44,335
Apollo Hospitals Enterprise Ltd.	27,145	1,708,810
Asian Paints Ltd.	15,634	642,214
Axis Bank Ltd.	388,098	4,505,622
Bajaj Auto Ltd.	15,618	937,499
Bharat Electronics Ltd.	1,357,773	2,160,407
Britannia Industries Ltd.	63,181	3,682,877
Coforge Ltd.	12,492	715,504
Colgate-Palmolive India Ltd.	21,005	516,139
Cummins India Ltd.	40,608	972,806
Dr Lal PathLabs Ltd. (a)	8,360	236,734
Dr Reddy's Laboratories Ltd.	16,797	1,152,364
Eicher Motors Ltd.	10,201	417,824
HCL Technologies Ltd.	249,311	3,388,629
HDFC Asset Management Co. Ltd. (a)	21,403	659,746
HDFC Bank Ltd., ADR	181,371	12,384,012
HDFC Bank Ltd.	794,885	15,958,183
HDFC Life Insurance Co. Ltd. (a)	733,248	5,769,383
Hero MotoCorp Ltd.	22,018	858,433
Hindustan Petroleum Corp. Ltd.	106,212	364,646
Hindustan Unilever Ltd.	248,845	7,751,676
ICICI Bank Ltd.	717,248	8,741,443
Info Edge India Ltd.	33,683	1,882,445
Infosys Ltd.	876,941	14,514,360
ITC Ltd.	475,987	2,697,134
Jio Financial Services Ltd. ‡ *	202,312	644,088

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Jubilant Foodworks Ltd.	84,706	493,513
Kajaria Ceramics Ltd.	30,730	537,422
Kotak Mahindra Bank Ltd.	365,885	8,268,679
Lemon Tree Hotels Ltd. * (a)	672,881	757,620
Mahindra & Mahindra Ltd.	129,222	2,320,119
Maruti Suzuki India Ltd.	25,688	3,069,793
Metropolis Healthcare Ltd. (a)	26,275	438,335
Multi Commodity Exchange of India Ltd.	21,989	444,849
NCC Ltd.	265,686	513,291
Oil & Natural Gas Corp. Ltd.	459,821	991,656
Petronet LNG Ltd.	742,653	2,111,459
Power Finance Corp. Ltd.	164,553	523,730
Power Grid Corp. of India Ltd.	513,053	1,661,133
Reliance Industries Ltd.	200,926	6,237,342
Shriram Finance Ltd.	111,571	2,572,160
Tata Consultancy Services Ltd.	233,958	9,746,456
Triveni Turbine Ltd.	65,562	319,212
UltraTech Cement Ltd.	33,755	3,416,402
United Spirits Ltd. *	70,494	871,231
WNS Holdings Ltd., ADR *	36,848	2,546,565
		141,377,153
Indonesia — 2.2%
Astra International Tbk. PT	1,105,400	502,343
Bank Central Asia Tbk. PT	10,929,400	6,619,192
Bank Mandiri Persero Tbk. PT	2,318,000	881,177
Bank Negara Indonesia Persero Tbk. PT	857,800	504,989
Bank Rakyat Indonesia Persero Tbk. PT	22,432,570	8,398,844
GoTo Gojek Tokopedia Tbk. PT *	70,507,700	529,279
Indofood CBP Sukses Makmur Tbk. PT	389,000	289,056
Kalbe Farma Tbk. PT	2,663,000	338,233
Telkom Indonesia Persero Tbk. PT	18,314,100	4,512,154
Unilever Indonesia Tbk. PT	891,200	227,528
United Tractors Tbk. PT	186,000	339,799
		23,142,594
Kuwait — 0.1%
National Bank of Kuwait SAKP	301,296	943,536
Macau — 0.1%
Sands China Ltd. *	320,312	1,234,006
Malaysia — 0.4%
CELCOMDIGI Bhd.	270,300	264,978
CIMB Group Holdings Bhd.	376,600	463,915
Hong Leong Bank Bhd.	79,400	344,962
IHH Healthcare Bhd.	186,700	246,582
Kuala Lumpur Kepong Bhd.	46,500	240,510
Malayan Banking Bhd.	241,100	482,373
Petronas Chemicals Group Bhd.	214,300	330,581

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Press Metal Aluminium Holdings Bhd.	240,200	268,595
Public Bank Bhd.	1,668,800	1,543,654
Tenaga Nasional Bhd.	214,000	455,708
		4,641,858
Mexico — 3.6%
America Movil SAB de CV	838,737	879,559
Arca Continental SAB de CV	98,393	987,221
Cemex SAB de CV *	623,522	475,135
Coca-Cola Femsa SAB de CV	42,961	361,981
Corp. Inmobiliaria Vesta SAB de CV	243,473	882,726
Fomento Economico Mexicano SAB de CV	65,848	746,054
Gentera SAB de CV	606,833	789,300
Grupo Aeroportuario del Centro Norte SAB de CV	37,880	427,007
Grupo Aeroportuario del Pacifico SAB de CV, Class B	243,651	4,635,844
Grupo Aeroportuario del Sureste SAB de CV, Class B	120,216	3,410,703
Grupo Financiero Banorte SAB de CV, Class O	946,853	8,978,281
Kimberly-Clark de Mexico SAB de CV, Class A	1,382,973	3,261,487
Qualitas Controladora SAB de CV	53,092	391,318
Regional SAB de CV	120,467	934,024
Southern Copper Corp.	15,277	1,335,821
Wal-Mart de Mexico SAB de CV	2,377,542	9,903,467
		38,399,928
Panama — 0.1%
Copa Holdings SA, Class A	5,840	689,237
Peru — 0.4%
Credicorp Ltd.	29,223	4,589,472
Philippines — 0.2%
ACEN Corp. *	76,740	7,295
Ayala Land, Inc.	563,400	281,337
Bank of the Philippine Islands	139,055	289,951
BDO Unibank, Inc.	161,660	427,518
International Container Terminal Services, Inc.	61,870	244,511
SM Investments Corp.	17,500	290,776
SM Prime Holdings, Inc.	482,900	293,820
		1,835,208
Poland — 0.8%
Allegro.eu SA * (a)	143,565	1,265,743
Bank Polska Kasa Opieki SA	32,545	960,986
Dino Polska SA * (a)	26,167	2,913,958
KRUK SA *	4,545	496,175
Powszechny Zaklad Ubezpieczen SA	303,896	3,073,284
		8,710,146
Portugal — 0.3%
Jeronimo Martins SGPS SA	94,353	2,568,835

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — 0.6%
Industries Qatar QSC	495,392	1,814,305
Ooredoo QPSC	187,208	587,854
Qatar Gas Transport Co. Ltd.	636,128	736,595
Qatar National Bank QPSC	736,166	3,434,355
		6,573,109
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡	1,135,066	58,887
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ *	12,378	1,869
MMC Norilsk Nickel PJSC, ADR ‡ *	2,018	969
MMC Norilsk Nickel PJSC ‡ *	2,036	8,876
Moscow Exchange MICEX-RTS PJSC ‡	571,670	13,582
Rosneft Oil Co. PJSC ‡	141,777	9,519
Sberbank of Russia PJSC ‡	629,236	17,900
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	794
X5 Retail Group NV, GDR ‡ * (a)	13,771	3,324
		148,521
Saudi Arabia — 2.8%
Al Rajhi Bank	199,089	3,957,405
Aldrees Petroleum and Transport Services Co.	15,104	480,970
Alinma Bank	162,643	1,603,588
Almarai Co. JSC	59,446	1,091,661
Arabian Contracting Services Co.	14,519	765,620
Arabian Drilling Co. *	15,527	730,079
Elm Co.	5,114	926,983
Etihad Etisalat Co.	52,675	657,738
Jarir Marketing Co.	80,400	332,228
Leejam Sports Co. JSC	16,398	645,141
Mouwasat Medical Services Co.	25,800	1,725,120
Nahdi Medical Co.	9,432	437,063
Riyad Bank	120,902	1,024,955
Riyadh Cables Group Co.	45,435	774,433
SABIC Agri-Nutrients Co.	37,075	1,424,954
Saudi Airlines Catering Co.	18,976	627,220
Saudi Arabian Oil Co. (a)	296,381	2,561,261
Saudi Awwal Bank	81,295	824,645
Saudi Basic Industries Corp.	81,843	1,870,477
Saudi National Bank (The)	344,417	3,539,164
Saudi Telecom Co.	153,903	1,740,284
Saudia Dairy & Foodstuff Co.	9,446	893,840
Theeb Rent A Car Co.	16,499	373,517
United International Transportation Co.	54,696	1,007,927
		30,016,273
Singapore — 0.1%
Sea Ltd., ADR *	18,028	1,199,223

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 3.9%
Absa Group Ltd.	58,100	615,769
African Rainbow Minerals Ltd.	16,119	181,938
Anglo American plc	62,769	1,930,259
Aspen Pharmacare Holdings Ltd.	40,898	438,601
AVI Ltd.	288,813	1,150,495
Bid Corp. Ltd.	204,964	4,854,840
Bidvest Group Ltd. (The)	162,820	2,526,458
Capitec Bank Holdings Ltd.	49,749	4,988,906
Clicks Group Ltd.	168,865	2,648,774
FirstRand Ltd.	1,844,178	7,501,883
Gold Fields Ltd.	39,524	612,985
MTN Group Ltd.	127,726	1,000,239
Naspers Ltd., Class N	15,093	2,965,577
Sanlam Ltd.	632,055	2,324,471
Shoprite Holdings Ltd.	85,767	1,239,236
Sibanye Stillwater Ltd.	141,725	269,336
Standard Bank Group Ltd.	272,980	2,915,450
Truworths International Ltd.	113,396	455,201
Vodacom Group Ltd.	359,620	2,374,580
Woolworths Holdings Ltd.	88,486	395,828
		41,390,826
South Korea — 12.9%
AfreecaTV Co. Ltd.	11,056	633,456
BGF retail Co. Ltd.	13,209	1,733,108
CJ CheilJedang Corp.	4,013	880,935
Coupang, Inc. *	31,890	578,804
Coway Co. Ltd.	15,201	488,503
Daeduck Electronics Co. Ltd.	24,766	704,537
DB Insurance Co. Ltd.	5,789	342,306
DL Holdings Co. Ltd.	20,730	638,120
Dongsung Finetec Co. Ltd.	30,061	348,407
Eo Technics Co. Ltd.	7,546	947,872
Eugene Technology Co. Ltd.	28,888	831,037
HAESUNG DS Co. Ltd.	7,334	443,074
Hana Financial Group, Inc.	140,553	4,331,214
Hankook Tire & Technology Co. Ltd.	49,751	1,509,012
Hanon Systems	101,386	678,153
Hansol Chemical Co. Ltd.	2,985	458,798
HL Mando Co. Ltd.	6,904	250,034
HSD Engine Co. Ltd. *	53,054	496,476
Hugel, Inc. *	14,082	1,191,407
Hyundai Engineering & Construction Co. Ltd.	15,779	463,103
Hyundai Glovis Co. Ltd.	7,239	989,848
Hyundai Mobis Co. Ltd.	19,904	3,636,787
Hyundai Motor Co.	16,987	2,611,811
Industrial Bank of Korea	88,991	725,507
JYP Entertainment Corp.	8,364	895,474

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
K Car Co. Ltd.	64,868	631,166
KakaoBank Corp.	13,431	273,976
Kangwon Land, Inc.	45,965	562,593
KB Financial Group, Inc.	143,539	5,748,938
Kia Corp.	80,991	5,256,260
KIWOOM Securities Co. Ltd.	14,258	1,087,114
Korea Investment Holdings Co. Ltd.	19,101	731,932
Kumho Petrochemical Co. Ltd.	5,151	485,063
LG Chem Ltd.	16,200	8,241,039
LG Energy Solution Ltd. *	1,566	687,993
LG H&H Co. Ltd.	5,431	1,822,224
Lotte Chemical Corp.	2,252	266,098
NAVER Corp.	20,423	3,638,712
NCSoft Corp.	12,836	2,784,721
Nexon Games Co. Ltd. *	19,189	323,864
Orion Corp.	4,619	411,116
Pan Ocean Co. Ltd.	111,355	417,556
POSCO Holdings, Inc.	7,704	3,881,903
Posco International Corp.	23,545	1,666,115
Samsung Biologics Co. Ltd. * (a)	4,146	2,489,542
Samsung C&T Corp.	5,901	478,103
Samsung Electro-Mechanics Co. Ltd.	18,560	2,117,304
Samsung Electronics Co. Ltd.	650,789	35,632,433
Samsung Engineering Co. Ltd. *	23,919	693,819
Samsung Fire & Marine Insurance Co. Ltd.	7,091	1,355,421
Samsung Life Insurance Co. Ltd.	12,188	666,784
Samsung SDS Co. Ltd.	3,257	327,893
Samsung Securities Co. Ltd.	7,483	210,727
Shinhan Financial Group Co. Ltd.	112,202	3,088,169
SK Hynix, Inc.	134,507	13,026,336
SK IE Technology Co. Ltd. * (a)	4,046	340,930
SK Innovation Co. Ltd. *	10,863	1,842,573
SK Telecom Co. Ltd.	34,396	1,243,793
SK, Inc.	13,741	1,647,054
SKC Co. Ltd.	16,971	1,321,139
SM Entertainment Co. Ltd.	6,673	684,768
S-Oil Corp.	36,052	2,119,286
ST Pharm Co. Ltd.	5,649	334,850
YG Entertainment, Inc.	8,926	533,364
Yuhan Corp.	8,215	470,029
		136,350,483
Switzerland — 0.0% ^
Wizz Air Holdings plc * (a)	10,368	315,967
Taiwan — 15.3%
Accton Technology Corp.	474,000	5,782,972
Advantech Co. Ltd.	618,629	7,725,278
ASE Technology Holding Co. Ltd.	777,000	2,843,884

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Asia Vital Components Co. Ltd.	67,000	688,532
ASMedia Technology, Inc.	20,000	627,540
ASPEED Technology, Inc.	14,500	1,072,900
AUO Corp. *	892,000	588,437
Cathay Financial Holding Co. Ltd.	1,193,000	1,738,887
Chailease Holding Co. Ltd. *	500,955	3,317,020
China Steel Corp.	2,722,000	2,421,684
Chunghwa Telecom Co. Ltd.	321,000	1,184,155
CTBC Financial Holding Co. Ltd. *	3,246,000	2,715,499
Delta Electronics, Inc.	778,000	9,082,150
E.Sun Financial Holding Co. Ltd.	3,495,754	2,879,231
Eclat Textile Co. Ltd.	162,000	2,802,526
eMemory Technology, Inc.	13,000	770,359
Faraday Technology Corp.	152,000	1,583,250
Feng TAY Enterprise Co. Ltd. *	71,000	480,216
Fubon Financial Holding Co. Ltd.	1,614,600	3,370,018
Giant Manufacturing Co. Ltd.	261,000	1,936,103
Gigabyte Technology Co. Ltd.	97,000	972,328
Global Unichip Corp.	48,000	2,510,618
Hon Hai Precision Industry Co. Ltd.	1,288,000	4,456,906
Jentech Precision Industrial Co. Ltd. *	21,000	356,010
Largan Precision Co. Ltd.	23,000	1,595,318
Makalot Industrial Co. Ltd.	73,000	725,247
MediaTek, Inc.	125,000	2,750,615
Mega Financial Holding Co. Ltd.	1,478,000	1,895,255
Micro-Star International Co. Ltd.	182,000	1,128,863
momo.com, Inc.	7,920	151,266
Nan Ya Plastics Corp.	602,000	1,341,510
Nien Made Enterprise Co. Ltd.	85,000	881,105
Novatek Microelectronics Corp.	398,000	5,382,369
Nuvoton Technology Corp.	90,000	402,654
Poya International Co. Ltd.	18,180	296,117
President Chain Store Corp.	411,000	3,651,376
Quanta Computer, Inc.	533,000	4,054,991
Realtek Semiconductor Corp.	275,000	3,776,885
Taiwan Cement Corp.	549,961	653,469
Taiwan Semiconductor Manufacturing Co. Ltd.	3,071,000	55,454,903
Unimicron Technology Corp.	295,000	1,741,624
Uni-President Enterprises Corp.	806,000	1,933,649
United Microelectronics Corp.	1,666,000	2,503,498
Vanguard International Semiconductor Corp.	1,066,000	2,628,282
Wistron Corp.	344,000	1,552,724
Wiwynn Corp.	79,000	4,486,343
Yageo Corp.	72,000	1,055,545
		161,950,111
Thailand — 1.6%
Advanced Info Service PCL	133,600	878,209

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Airports of Thailand PCL *	536,600	1,116,978
Bangkok Dusit Medical Services PCL, Class F	830,900	692,945
Central Pattana PCL, NVDR	214,200	425,993
CP ALL PCL	404,300	747,901
CP Axtra PCL, NVDR	225,000	226,930
Delta Electronics Thailand PCL, NVDR	211,400	698,983
Gulf Energy Development PCL	267,900	389,772
Intouch Holdings PCL, NVDR	133,700	300,994
Kasikornbank PCL, NVDR	74,600	274,964
Krung Thai Bank PCL, NVDR	1,406,300	842,928
PTT Exploration & Production PCL	826,900	3,863,706
PTT Global Chemical PCL	187,400	216,601
PTT PCL	750,700	762,766
SCB X PCL	955,300	3,125,840
Siam Cement PCL (The) (Registered)	241,000	2,260,117
Thai Oil PCL	377,763	566,509
		17,392,136
Turkey — 0.1%
Ford Otomotiv Sanayi A/S	12,766	449,939
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	102,778	245,689
Abu Dhabi Islamic Bank PJSC	260,628	797,587
ADNOC Drilling Co. PJSC	405,418	434,901
Adnoc Gas plc *	389,491	366,914
ADNOC Logistics & Services *	355,292	348,240
Aldar Properties PJSC	695,389	978,620
Dubai Electricity & Water Authority PJSC	2,023,115	1,476,204
Dubai Islamic Bank PJSC	179,136	280,536
Emaar Properties PJSC	753,607	1,386,673
Fertiglobe plc	627,360	611,309
First Abu Dhabi Bank PJSC	405,037	1,614,244
Salik Co. PJSC	1,023,025	874,640
		9,415,557
United Kingdom — 0.1%
HSBC Holdings plc	134,000	1,121,397
United States — 0.9%
EPAM Systems, Inc. *	10,479	2,481,532
ExlService Holdings, Inc. *	6,744	950,567
Genpact Ltd.	75,612	2,728,837
Globant SA *	11,859	2,072,123
Parade Technologies Ltd.	55,400	1,626,423
		9,859,482
Total Common Stocks (Cost $1,059,286,152)		1,054,119,900

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (c) (d)(Cost $2,923,486)	2,922,901	2,923,486
Total Investments — 99.7% (Cost $1,062,209,638)		1,057,043,386
Other Assets Less Liabilities — 0.3%		3,513,071
NET ASSETS — 100.0%		1,060,556,457

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.9%
Semiconductors & Semiconductor Equipment	10.2
Technology Hardware, Storage & Peripherals	5.3
Broadline Retail	4.9
Interactive Media & Services	4.5
Insurance	4.1
Consumer Staples Distribution & Retail	3.8
Oil, Gas & Consumable Fuels	3.5
IT Services	3.2
Hotels, Restaurants & Leisure	3.0
Beverages	2.4
Electronic Equipment, Instruments & Components	2.4
Food Products	2.3
Chemicals	2.3
Entertainment	2.0
Metals & Mining	2.0
Household Durables	1.8
Automobiles	1.6
Capital Markets	1.5
Machinery	1.4
Real Estate Management & Development	1.4
Automobile Components	1.2
Financial Services	1.1
Transportation Infrastructure	1.0
Personal Care Products	1.0
Others (each less than 1.0%)	14.9
Short-Term Investments	0.3

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,009,791	$—	$1,009,791
Brazil	64,575,629	—	—	64,575,629
Canada	409,215	—	—	409,215
Chile	4,698,437	—	—	4,698,437
China	15,998,623	299,928,072	—	315,926,695
Czech Republic	—	413,668	—	413,668
Ghana	643,487	—	—	643,487
Greece	565,476	4,246,716	—	4,812,192
Hong Kong	—	14,056,712	—	14,056,712
Hungary	566,138	2,692,939	—	3,259,077
India	14,974,912	125,758,153	644,088	141,377,153
Indonesia	227,528	22,915,066	—	23,142,594
Kuwait	—	943,536	—	943,536
Macau	—	1,234,006	—	1,234,006
Malaysia	—	4,641,858	—	4,641,858
Mexico	38,399,928	—	—	38,399,928
Panama	689,237	—	—	689,237
Peru	4,589,472	—	—	4,589,472
Philippines	—	1,835,208	—	1,835,208
Poland	—	8,710,146	—	8,710,146
Portugal	—	2,568,835	—	2,568,835
Qatar	587,854	5,985,255	—	6,573,109
Russia	—	—	148,521	148,521
Saudi Arabia	1,623,919	28,392,354	—	30,016,273
Singapore	1,199,223	—	—	1,199,223
South Africa	23,788,004	17,602,822	—	41,390,826
South Korea	578,804	135,771,679	—	136,350,483
Switzerland	—	315,967	—	315,967
Taiwan	—	161,950,111	—	161,950,111
Thailand	7,987,517	9,404,619	—	17,392,136
Turkey	449,939	—	—	449,939
United Arab Emirates	3,669,535	5,746,022	—	9,415,557
United Kingdom	—	1,121,397	—	1,121,397
United States	8,233,059	1,626,423	—	9,859,482
Total Common Stocks	194,455,936	858,871,355	792,609	1,054,119,900
Short-Term Investments
Investment Companies	2,923,486	—	—	2,923,486
Total Investments in Securities	$197,379,422	$858,871,355	$792,609	$1,057,043,386
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$3,448,509	$181,174,569	$181,709,139	$9,321	$226	$2,923,486	2,922,901	$149,948	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.